Appendix VI: Key Regulatory Issues and Concessions and Licenses Held by the Telefonica Group - Narrative (Details) $ in Millions													1 Months Ended									12 Months Ended
	Dec. 20, 2023 COP ($)	Jul. 24, 2023	Jan. 01, 2023	Dec. 21, 2022 EUR (€)	Oct. 19, 2021	Oct. 02, 2021	Feb. 22, 2021 EUR (€)	Jul. 30, 2020	Dec. 11, 2018	Jan. 10, 2017	Apr. 27, 2016	Apr. 22, 2015 route	Jul. 31, 2024 COP ($)	May 31, 2024	Jan. 31, 2023 station	Nov. 30, 2021	Jul. 31, 2021 EUR (€)	Apr. 30, 2021 EUR (€)	Nov. 30, 2020 market	Jul. 31, 2013	Aug. 31, 2009	Dec. 31, 2024 EUR (€) megabyte_per_second process	Oct. 07, 2021 municipality	Oct. 06, 2021 municipality	Jun. 17, 2021 market	Dec. 31, 2020 market
Disclosure of detailed information about service concession arrangements [abstract]
EECC, harmonization of licenses, period									20 years
Relevant Market Recommendation, markets susceptible to ex ante regulation | market																			4							2
EC maximum mobile termination rate																		€ 0.2
EC maximum fixed termination rate																		€ 0.07
European Council, recovery and resilience mechanism, funds																						€ 750,000,000,000
European Council, recovery and resilience mechanism, percentage of funds devoted to digitalization																						20.00%
Regulations on digital services, potential fine on total worldwide turnover, first offense																						10.00%
Regulations on digital services, potential fine on total worldwide turnover, repeat offense																						20.00%
Percentage of fines issued by the general data protection regulation										4.00%	4.00%
Broadband market analysis, new generation networks, number of municipalities | municipality																							696	66
Broadband market analysis, new generation networks, percentage of municipalities where Spanish population lives																							70.50%
Spectrum license acquisition, term																20 years						40 years
Spectrum license acquisition, amount paid				€ 20,000,000			€ 21,000,000										€ 310,000,000
Period for termination of SMP operator obligations																						6 months
Percentage of fixed annual provision of invoiced operating income			0.90%																		0.90%
Percentage of gross revenue for open concessionaire companies																					3.00%
Percentage of gross revenue for open concessionaire companies to provide pay TV services																					1.50%
Acquisition of DTS, prohibition to attract DTS customer, period												2 months
Acquisition of DTS, number of international routes to keep | route												3
Acquisition of DTS, prohibition of formalizing exclusive contracts, maximum contract term								3 years				3 years
Specturm's frequency usage rights, extended transition period														5 years
Number of 5G Base Stations | station															1,000
Number of white spots in base stations | station															500
Spectrum agreement, percentage of geographic coverage percentage by 2024																						88.00%
Spectrum agreement, percentage of geographic coverage percentage by 2026																						90.00%
Spectrum agreement, annual license fee reduction percentage																						14.80%
License agreement, validation term		120 days
Speed of network infrastructure access for data transmission in copper pairs or coaxial cables (Mbit per second) | megabyte_per_second																						12
Speed of wholesale fixed network infrastructure to transport local and long distance transmission (Mbit per second) | megabyte_per_second																						34
Percentage of foreign direct investment allowed																				100.00%
Fixed switched telephony services, obligation, term																						5 years
License agreement, concession period						30 years													20 years
Number of regional market as important provider of services | market																									10
5G project, implementation term, stage one						12 months
5G project, implementation term, stage two						24 months
5G project, implementation term, stage three						36 months
Period of applicable tariffs for services provided																						5 years
Possible term extension					20 years
Payment to renew spectrum license | $													$ 132,437
Regulatory operations, license acquisition, reserve value | $	$ 318,000
License acquisition, maximum connection execution term	18 months
License acquisition, extendable connection execution term	24 months
License acquisition, amount to be recognized for obligations | $	$ 69,000
Number of concession renewal processes | process																						6